Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The estimated weighted average grant date fair values for options granted during 2012 and 2011 and the weighted average assumptions used are presented in the following table:

	2012	2011
Fair value per share	$2.06	$5.20
Expected volatility	26.05%	52.18%
Expected dividends	5.10%	5.10%
Risk free interest rate	0.33%	0.97%
Expected term (in years)	2.63	3.00
Vesting periods (in years)	1.00	1.00

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following summarizes the option activity under the 2008 Plan and prior plan for the year ended December 31, 2012:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Period End Aggregate Intrinsic Value
Outstanding at January 1, 2012	14,000	$18.84
Granted	6,000	19.60
Exercised	(700)	17.15
Forfeited/Expired	(7,500)	18.78
Outstanding at December 31, 2012	11,800	19.36	4.65	—
Exercisable at December 31, 2012	5,800	19.12	2.38	—